Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")

For the years ended December 31, 2019, 2018 and 2017, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Basic EPS
Net income (loss) attributable to parent company	1,032	1,287	802
Weighted average shares outstanding	894,297,697	899,363,170	884,707,764
Basic EPS	1.15	1.43	0.91
Diluted EPS
Net income (loss) attributable to parent company	1,032	1,287	802
Weighted average shares outstanding	894,297,697	899,363,170	884,707,764
Dilutive effect of stock awards	7,014,595	7,251,641	7,459,507
Dilutive effect of convertible debt	2,333,493	4,341,334	13,918,602
Number of shares used in calculating diluted EPS	903,645,785	910,956,145	906,085,873
Diluted EPS	1.14	1.41	0.89